Performance Management	Dec. 31, 2024
Hartford Capital Appreciation HLS Fund
Prospectus [Line Items]
Performance Table Market Index Changed	Effective March 31, 2026, the S&P 500 Index, the Fund’s current secondary performance index, will replace the Russell 3000 Index as its primary performance index and regulatory index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. Effective as of the same date, the Russell 3000 Index will serve as a secondary performance index.